                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-6001

                      Oppenheimer Global Opportunities Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: September 30

                      Date of reporting period: 06/30/2009

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Global Opportunities Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

                                                         Shares          Value
                                                       ----------   --------------
COMMON STOCKS--98.5%
CONSUMER DISCRETIONARY--8.3%
AUTOMOBILES--2.9%
Harley-Davidson, Inc.                                   4,000,000   $   64,840,000
DIVERSIFIED CONSUMER SERVICES--1.2%
Sotheby's                                               1,849,900       26,102,089
HOUSEHOLD DURABLES--1.5%
iRobot Corp.(1, 2)                                      2,500,000       32,450,000
INTERNET & CATALOG RETAIL--1.1%
Amazon.com, Inc.(2)                                       300,000       25,098,000
SPECIALTY RETAIL--1.1%
Fast Retailing Co. Ltd.                                   150,000       19,536,657
Hennes & Mauritz AB, Cl. B                                100,000        4,990,505
                                                                    --------------
                                                                        24,527,162
TEXTILES, APPAREL & LUXURY GOODS--0.5%
Bijou Brigitte Modische Accessoires AG                     80,000       10,368,812
CONSUMER STAPLES--1.6%
FOOD PRODUCTS--1.6%
Cermaq ASA(2)                                           1,500,000       12,014,947
Nestle SA                                                 400,000       15,064,194
Thorntons plc(1)                                        6,874,640        8,708,805
                                                                    --------------
                                                                        35,787,946
ENERGY--4.3%
ENERGY EQUIPMENT & SERVICES--0.8%
John Wood Group plc                                     2,000,000        8,816,732
SBM Offshore NV                                           500,000        8,564,696
                                                                    --------------
                                                                        17,381,428
OIL, GAS & CONSUMABLE FUELS--3.5%
Etablissements Maurel et Prom                             600,000       10,163,714
Oil Search Ltd.                                         5,000,000       21,920,778
Peabody Energy Corp.                                      500,000       15,080,000
Premier Oil plc(2)                                        577,777       10,380,081
Salamander Energy plc(2)                                3,000,000        9,624,402
SOCO International plc(2)                                 500,000        9,410,526
                                                                    --------------
                                                                        76,579,501
FINANCIALS--3.5%
CAPITAL MARKETS--0.8%
IP Group plc(1, 2)                                     23,570,750       17,838,121
DIVERSIFIED FINANCIAL SERVICES--2.7%
CME Group, Inc.                                            90,000       27,999,900
Hong Kong Exchanges & Clearing Ltd.                     2,000,000       31,028,889
                                                                    --------------
                                                                        59,028,789
HEALTH CARE--19.2%
BIOTECHNOLOGY--8.2%
Alnylam Pharmaceuticals, Inc.(2)                        1,200,000       26,724,000
Biotest AG                                                200,000       10,585,974
Cepheid, Inc.(1, 2)                                     4,000,000       37,680,000
Grifols SA                                                300,000        5,298,599


                   1 | Oppenheimer Global Opportunities Fund

Oppenheimer Global Opportunities Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

                                                         Shares          Value
                                                       ----------   --------------
BIOTECHNOLOGY CONTINUED
Isis Pharmaceuticals, Inc.(2)                           3,000,000   $   49,500,000
Rigel Pharmaceuticals, Inc.(1, 2)                       3,500,000       42,420,000
Telik, Inc.(1, 2)                                      10,463,730        8,883,707
                                                                    --------------
                                                                       181,092,280
HEALTH CARE EQUIPMENT & SUPPLIES--3.7%
Carl Zeiss Meditec AG                                   2,291,548       31,922,158
Intuitive Surgical, Inc.(2)                               300,000       49,098,000
                                                                    --------------
                                                                        81,020,158
LIFE SCIENCES TOOLS & SERVICES--7.3%
Luminex Corp.(2)                                        1,200,000       22,248,000
MorphoSys AG(2)                                           900,000       20,579,942
Nektar Therapeutics(1, 2)                              18,364,206      119,000,055
                                                                    --------------
                                                                       161,827,997
INDUSTRIALS--11.4%
COMMERCIAL SERVICES & SUPPLIES--0.4%
Secom Co. Ltd.                                            200,000        8,112,453
CONSTRUCTION & ENGINEERING--1.1%
Chicago Bridge & Iron Co. NV                            2,000,000       24,800,000
ELECTRICAL EQUIPMENT--8.1%
ABB Ltd.                                                2,000,000       31,438,958
American Superconductor Corp.(2)                        1,700,000       44,625,000
II-VI, Inc.(2)                                            400,000        8,868,000
Saft Groupe SA(1)                                       1,690,180       67,144,324
Schneider Electric SA                                     173,529       13,271,528
Vacon OYJ                                                 400,000       13,299,104
                                                                    --------------
                                                                       178,646,914
MACHINERY--1.8%
Invensys plc                                            7,000,000       25,739,105
Krones AG                                                 340,002       13,002,335
                                                                    --------------
                                                                        38,741,440
INFORMATION TECHNOLOGY--33.3%
COMMUNICATIONS EQUIPMENT--2.9%
Cisco Systems, Inc.(2)                                  1,000,000       18,640,000
F5 Networks, Inc.(2)                                      600,000       20,754,000
Juniper Networks, Inc.(2)                               1,000,000       23,600,000
                                                                    --------------
                                                                        62,994,000
COMPUTERS & PERIPHERALS--2.7%
Gemalto NV(2)                                             500,000       17,297,252
Synaptics, Inc.(2)                                      1,100,000       42,515,000
                                                                    --------------
                                                                        59,812,252
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.8%
Electrocomponents plc                                  17,000,000       39,365,448
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--22.1%
Advanced Micro Devices, Inc.(1, 2)                     65,700,000      254,259,000
Aixtron AG                                              4,300,000       52,541,279


                   2 | Oppenheimer Global Opportunities Fund

Oppenheimer Global Opportunities Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

                                                         Shares          Value
                                                       ----------   --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT CONTINUED
ARM Holdings plc                                       11,000,000   $   21,671,355
Cree, Inc.(2)                                           1,700,000       49,963,000
Epistar Corp.                                          15,000,000       40,382,885
Rambus, Inc.(2)                                         4,500,000       69,705,000
                                                                    --------------
                                                                       488,522,519
SOFTWARE--3.8%
Autonomy Corp. plc(2)                                   3,300,000       78,016,880
Parametric Technology Corp.(2)                            600,000        7,014,000
                                                                    --------------
                                                                        85,030,880
MATERIALS--12.7%
CHEMICALS--7.1%
Monsanto Co.                                              300,000       22,302,000
Novozymes AS, B Shares                                    700,000       56,833,916
Potash Corp. of Saskatchewan, Inc.                        400,000       37,220,000
Sociedad Quimica y Minera Chile SA, Sponsored ADR       1,100,000       39,809,000
                                                                    --------------
                                                                       156,164,916
METALS & MINING--5.6%
Agnico-Eagle Mines Ltd.                                   400,000       20,992,000
Companhia de Minas Buenaventura SA, Sponsored ADR         800,000       19,224,000
Franco-Nevada Corp.                                       700,000       16,826,721
Newcrest Mining Ltd.                                    1,200,000       29,405,101
Royal Gold, Inc.                                          500,000       20,850,000
Yamana Gold, Inc.                                       2,000,000       17,680,000
                                                                    --------------
                                                                       124,977,822
TELECOMMUNICATION SERVICES--3.6%
DIVERSIFIED TELECOMMUNICATION SERVICES--2.3%
Portugal Telecom SA                                     2,000,000       19,558,661
Swisscom AG                                                60,000       18,416,088
Telefonica SA                                             600,000       13,568,453
                                                                    --------------
                                                                        51,543,202
WIRELESS TELECOMMUNICATION SERVICES--1.3%
Advanced Info Service Public Co. Ltd.                   5,000,000       13,281,479
NTT DoCoMo, Inc.                                           10,000       14,605,343
                                                                    --------------
                                                                        27,886,822
UTILITIES--0.6%
MULTI-UTILITIES--0.6%
Suez Environnement SA                                     800,000       14,029,152
                                                                    --------------
Total Common Stocks (Cost $2,413,850,377)                            2,174,570,103


                    3 | Oppenheimer Global Opportunities Fund

Oppenheimer Global Opportunities Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

                                                         Units
                                                       ----------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
Vermillion, Inc. Wts., Strike Price $9.25, Exp.
   8/29/12(1, 2, 3)
   (Cost $0)                                            3,474,800               --

                                                        Principal
                                                          Amount        Value
                                                       ----------   --------------
CONVERTIBLE CORPORATE BONDS AND NOTES--0.1%
Verenium Corp., 5.50% Cv. Sr. Unsec. Nts., 4/1/27(1)
   (Cost $7,293,059)                                   $9,037,000   $    2,044,621

                                                         Shares
                                                       ----------
INVESTMENT COMPANY--0.9%
Oppenheimer Institutional Money Market Fund, Cl. E,
   0.48%(1, 4) (Cost $20,460,089)                      20,460,089       20,460,089
Total Investments, at Value (Cost $2,441,603,525)            99.5%   2,197,074,813
Other Assets Net of Liabilities                               0.5        9,935,012
                                                       ----------   --------------
Net Assets                                                  100.0%  $2,207,009,825

Footnotes to Statement of Investments

(1.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:


                    4 | Oppenheimer Global Opportunities Fund

Oppenheimer Global Opportunities Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

                                       SHARES/UNITS/
                                         PRINCIPAL                                 SHARES/UNITS/
                                          AMOUNT                                     PRINCIPAL
                                       SEPTEMBER 30,      GROSS          GROSS        AMOUNT
                                          2008         ADDITIONS      REDUCTIONS   JUNE 30, 2009
                                       -------------   -----------   -----------   -------------
Advanced Micro Devices, Inc.           44,000,000       35,705,445    14,005,445     65,700,000
Arena Pharmaceuticals, Inc.             5,000,000        1,000,000     6,000,000             --
Cepheid, Inc.                           3,500,000          500,000            --      4,000,000
Enzon Pharmaceuticals, Inc.             2,866,000               --     2,866,000             --
IP Group plc                            5,000,010       18,570,740            --     23,570,750
iRobot Corp.                            2,500,000               --            --      2,500,000
KUKA AG                                 1,361,000               --     1,361,000             --
Nektar Therapeutics                    18,114,206          250,000            --     18,364,206
NicOx SA                                4,143,784               --     4,143,784             --
Novavax, Inc.                           6,558,112               --     6,558,112             --
OFI Liquid Assets Fund, LLC                    --       59,450,911    59,450,911             --
Oppenheimer Institutional Money
   Market Fund, Cl. E                          --      903,680,370   883,220,281     20,460,089
Rigel Pharmaceuticals, Inc.             2,491,811        1,008,189            --      3,500,000
Saft Groupe SA                          1,690,180               --            --      1,690,180
Symyx Technologies, Inc.                2,182,450               --     2,182,450             --
Telik, Inc.                            10,463,730               --            --     10,463,730
Thorntons plc                           6,874,640               --            --      6,874,640
Verenium Corp.                         11,798,328               --    11,798,328             --
Verenium Corp., 5.50% Cv. Sr. Unsec
   Nts., 4/1/27(a)                      9,037,000               --            --      9,037,000
Vermillion, Inc.                          198,642               --       198,642             --
Vermillion, Inc., Legend Shares           434,350               --       434,350             --
Vermillion, Inc. Wts., Strike Price
   $9.25, Exp. 8/29/12(a)               3,474,800               --            --      3,474,800


                    5 | Oppenheimer Global Opportunities Fund

Oppenheimer Global Opportunities Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

                                                                       REALIZED
                                          VALUE          INCOME       GAIN (LOSS)
                                       ------------    ----------    -------------
Advanced Micro Devices, Inc.           $254,259,000    $       --    $(275,181,840)
Arena Pharmaceuticals, Inc.                      --            --      (32,581,545)
Cepheid, Inc.                            37,680,000            --               --
Enzon Pharmaceuticals, Inc.                      --            --      (11,587,759)
IP Group plc                             17,838,121            --               --
iRobot Corp.                             32,450,000            --               --
KUKA AG                                          --            --      (13,904,737)
Nektar Therapeutics                     119,000,055            --               --
NicOx SA                                         --            --       26,389,457
Novavax, Inc.                                    --            --       (6,130,319)
OFI Liquid Assets Fund, LLC                      --        93,327(c)            --
Oppenheimer Institutional Money
   Market Fund, Cl. E                    20,460,089       646,281               --
Rigel Pharmaceuticals, Inc.              42,420,000            --               --
Saft Groupe SA                           67,144,324     1,375,465               --
Symyx Technologies, Inc.                         --            --      (31,885,099)
Telik, Inc.                               8,883,707            --               --
Thorntons plc                             8,708,805       666,605               --
Verenium Corp.                                   --            --      (63,042,267)
Verenium Corp., 5.50% Cv. Sr. Unsec.
   Nts., 4/1/27(a)                               --(b)    372,097               --
Vermillion, Inc.                                 --            --       (1,555,517)
Vermillion, Inc., Legend Shares                  --            --       (3,636,975)
Vermillion, Inc. Wts., Strike Price
   $9.25, Exp. 8/29/12(a)                        --(b)         --               --
                                       ------------    ----------    -------------
                                       $608,844,101    $3,153,775    $(413,116,601)
                                       ============    ==========    =============

(a.) No longer an affiliate as of June 30, 2009.

(b.) The security is no longer an affiliate, therefore, the value has been excluded from this table.

(c.) Net of compensation to the securities lending agent and rebates paid to the borrowing counterparties.

(2.) Non-income producing security.

(3.) Illiquid security. The aggregate value of illiquid securities as of June
     30, 2009 was zero. See accompanying Notes

(4.) Rate shown is the 7-day yield as of June 30, 2009.


                   6 | Oppenheimer Global Opportunities Fund

Oppenheimer Global Opportunities Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts that are included in the Fund's Statement of Assets and Liabilities as of June 30, 2009 based on valuation input level:

                                                         LEVEL 2--
                                         LEVEL 1--        OTHER         LEVEL 3--
                                        UNADJUSTED      SIGNIFICANT   SIGNIFICANT
                                         QUOTED         OBSERVABLE    UNOBSERVABLE
                                          PRICES          INPUTS         INPUTS           VALUE
                                      --------------   ------------   ------------   --------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
   Consumer Discretionary             $  163,849,406   $ 19,536,657        $--       $  183,386,063
   Consumer Staples                       23,772,999     12,014,947         --           35,787,946
   Energy                                 54,658,723     39,302,206         --           93,960,929
   Financials                             45,838,021     31,028,889         --           76,866,910
   Health Care                           423,940,435             --         --          423,940,435
   Industrials                           161,772,502     88,528,305         --          250,300,807
   Information Technology                695,342,214     40,382,885         --          735,725,099
   Materials                             251,737,637     29,405,101         --          281,142,738
   Telecommunication Services             64,824,681     14,605,343         --           79,430,024
   Utilities                                      --     14,029,152         --           14,029,152
Rights, Warrants and Certificates                 --            --          --                   --
Convertible Corporate Bonds and
   Notes                                          --      2,044,621         --            2,044,621
Investment Company                        20,460,089             --         --           20,460,089
                                      --------------   ------------        ---       --------------
Total Investments, at Value            1,906,196,707    290,878,106         --        2,197,074,813
OTHER FINANCIAL INSTRUMENTS:
Foreign Currency Exchange Contracts               --         74,864         --               74,864
                                      --------------   ------------        ---       --------------
Total Assets                          $1,906,196,707   $290,952,970        $--       $2,197,149,677
                                      --------------   ------------        ---       --------------
LIABILITIES TABLE
OTHER FINANCIAL INSTRUMENTS:
Foreign Currency Exchange Contracts   $           --   $   (135,679)       $--       $     (135,679)
                                      --------------   ------------        ---       --------------
Total Liabilities                     $           --   $   (135,679)       $--       $     (135,679)
                                      ==============   ============        ===       ==============


                   7 | Oppenheimer Global Opportunities Fund

Oppenheimer Global Opportunities Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings        Value       Percent
-------------------   --------------   -------
United States         $1,152,723,461     52.5%
United Kingdom           229,571,455     10.5
Germany                  139,000,500      6.3
France                   121,905,970      5.6
Canada                    92,718,721      4.2
Switzerland               64,919,240      3.0
Denmark                   56,833,916      2.6
Australia                 51,325,879      2.3
Japan                     42,254,453      1.9
Taiwan                    40,382,885      1.8
Chile                     39,809,000      1.8
The Netherlands           33,364,696      1.5
Hong Kong                 31,028,889      1.4
Portugal                  19,558,661      0.9
Peru                      19,224,000      0.9
Spain                     18,867,052      0.9
Finland                   13,299,104      0.6
Thailand                  13,281,479      0.6
Norway                    12,014,947      0.5
Sweden                     4,990,505      0.2
                      --------------   ------
Total                 $2,197,074,813    100.0%
                      ==============   ======


                   8 | Oppenheimer Global Opportunities Fund

Oppenheimer Global Opportunities Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

FOREIGN CURRENCY EXCHANGE CONTRACTS AS OF JUNE 30, 2009 ARE AS FOLLOWS:

                                              CONTRACT
                                               AMOUNT         EXPIRATION                 UNREALIZED    UNREALIZED
COUNTERPARTY/CONTRACT DESCRIPTION   BUY/SELL   (000S)            DATES        VALUE     APPRECIATION  DEPRECIATION
---------------------------------   --------  --------       -------------  ----------  ------------  ------------
BROWN BROTHERS HARRIMAN:
Japanese Yen (JPY)                  Buy        699,386  JPY         7/1/09  $7,259,938     $    --      $ 83,824
Norwegian Krone (NOK)               Sell         2,788  NOK         7/1/09     433,631          --         1,772
Swiss Franc (CHF)                   Sell         4,256  CHF         7/1/09   3,917,174      14,794            --
                                                                                           -------      --------
                                                                                            14,794        85,596
CITIGROUP
Norwegian Krone (NOK)               Sell         6,697  NOK  7/2/09-7/3/09   1,041,391       1,790             5
JP MORGAN CHASE
Euro (EUR)                          Buy          3,366  EUR         7/2/09   4,722,529          --        22,033
RBS GREENWICH CAPITAL:
British Pound Sterling (GBP)        Buy          1,674  GBP         7/1/09   2,753,476          --        14,748
British Pound Sterling (GBP)        Sell         1,197  GBP  7/1/09-7/3/09   1,969,740       4,952            --
                                                                                           -------      --------
                                                                                             4,952        14,748
UBS INVESTMENT BANK:
British Pound Sterling (GBP)        Sell         1,393  GBP         7/2/09   2,291,581      18,106            --
Euro (EUR)                          Buy          2,445  EUR         7/1/09   3,430,079          --         9,680
Euro (EUR)                          Sell         1,441  EUR         7/1/09   2,021,389       5,705             -
Swiss Franc (CHF)                   Buy          3,332  CHF         7/1/09   3,066,771          --         3,617
Swiss Franc (CHF)                   Sell         7,781  CHF         7/2/09   7,161,448      29,517            --
                                                                                           -------      --------
                                                                                            53,328        13,297
                                                                                           -------      --------
Total unrealized appreciation and depreciation                                             $74,864      $135,679
                                                                                           =======      ========

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities


                    9 | Oppenheimer Global Opportunities Fund

Oppenheimer Global Opportunities Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair


                   10 | Oppenheimer Global Opportunities Fund

Oppenheimer Global Opportunities Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the Manager's own assumptions about the inputs that market participants would use in valuing such securities are significant to the fair value.

There have been no significant changes to the fair valuation methodologies during the period.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity.


                   11 | Oppenheimer Global Opportunities Fund

Oppenheimer Global Opportunities Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENT IN OFI LIQUID ASSETS FUND, LLC. The Fund is permitted to invest cash collateral received in connection with its securities lending activities. Pursuant to the Fund's Securities Lending Procedures, the Fund may invest cash collateral in, among other investments, an affiliated money market fund. OFI Liquid Assets Fund, LLC ("LAF") is a limited liability company whose investment objective is to seek current income and stability of principal. The Manager is also the investment adviser of LAF. LAF is not registered under the Investment Company Act of 1940. However, LAF does comply with the investment restrictions applicable to registered money market funds set forth in Rule 2a-7 adopted under the Investment Company Act. When applicable, the Fund's investment in LAF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of LAF's expenses, including its management fee of 0.08%.

FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into current and forward foreign currency exchange contracts for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Foreign currency exchange contracts are reported on a schedule following the Statement of Investments. These contracts will be valued daily based upon the closing prices of the currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

The Fund has purchased and sold foreign currency exchange contracts of different currencies in order to acquire currencies to pay for related foreign securities purchase transactions, or to convert foreign currencies to U.S. dollars from related foreign securities sale transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.


                   12 | Oppenheimer Global Opportunities Fund

Oppenheimer Global Opportunities Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.

ILLIQUID SECURITIES

As of June 30, 2009, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2009 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $2,453,107,809
                                 ==============
Gross unrealized appreciation    $  344,275,166
Gross unrealized depreciation      (600,137,649)
                                 --------------
Net unrealized depreciation      $ (255,862,483)
                                 ==============


                   13 | Oppenheimer Global Opportunities Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2009, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Global Opportunities Fund


By: /s/ John V. Murphy
    ------------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 08/11/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ------------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 08/11/2009


By: /s/ Brian W. Wixted
    ------------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 08/11/2009